IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2021
IFRS 7 Disclosure [Abstract]
Portfolio Market Risk Measures

TABLE 28: PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended							For the nine months ended
	July 31 2021					April 30 2021	July 31 2020	July 31 2021	July 31 2020
	As at	Average	High		Low	Average	Average	Average	Average
Interest rate risk	$11.3	$12.5	$17.4		$9.2	$18.6	$24.2	$17.4	$19.3
Credit spread risk	7.1	8.2	9.6		6.7	19.4	47.9	17.3	35.2
Equity risk	7.1	9.0	12.5		7.1	10.2	23.9	9.8	13.9
Foreign exchange risk	0.8	1.4	2.7		0.5	2.0	4.0	2.1	4.4
Commodity risk	5.9	3.5	6.0		1.9	4.8	5.0	4.9	3.3
Idiosyncratic debt specific risk	16.9	24.4	34.2		16.9	31.1	53.4	28.8	34.2
Diversification effect[1]	(26.8)	(30.2)	n/m	[2]	n/m	(51.7)	(91.2)	(48.0)	(64.0)
Total Value-at-Risk (one-day)	22.3	28.8	37.4		21.9	34.4	67.2	32.3	46.3
Stressed Value-at-Risk (one-day)	34.1	38.4	41.3		34.1	35.0	65.5	35.6	62.3
Incremental Risk Capital Charge (one-year)	$338.7	$339.3	$407.8		$295.9	$363.0	$397.0	$353.0	$314.9

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures

TABLE 29: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	July 31, 2021						April 30, 2021		October 31, 2020
	EVE Sensitivity			NII[1] Sensitivity			EVE Sensitivity	NII[1] Sensitivity	EVE Sensitivity	NII Sensitivity
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$66	$(1,643)	$(1,577)	$1,087	$986	$2,073	$(1,510)	$2,101	$(1,876)	$1,926

100 bps decrease in rates	(133)	377	244	(744)	(390)	(1,134)	329	(927)	277	(872)

[1]	Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency

TABLE 30:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY[1,2,3]

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
						July 31, 2021
Cash and central bank reserves	$71,436	$–	$71,436	8%	$1,136	$70,300
Canadian government obligations	31,457	83,321	114,778	14	76,442	38,336
National Housing Act Mortgage-Backed Securities (NHA MBS)	25,018	4	25,022	3	2,307	22,715
Obligations of provincial governments, public sector entities and multilateral development banks[4]	27,465	22,997	50,462	6	33,328	17,134
Corporate issuer obligations	7,064	3,657	10,721	1	2,856	7,865

Equities	15,576	3,533	19,109	2	10,806	8,303
Total Canadian dollar-denominated	178,016	113,512	291,528	34	126,875	164,653
Cash and central bank reserves	90,826	–	90,826	10	21	90,805
U.S. government obligations	79,860	45,556	125,416	15	41,762	83,654
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	70,335	3,871	74,206	9	14,499	59,707
Obligations of other sovereigns, public sector entities and multilateral development banks[4]	62,748	65,700	128,448	15	63,006	65,442
Corporate issuer obligations	75,471	2,662	78,133	9	9,007	69,126

Equities	38,831	32,955	71,786	8	35,243	36,543
Total non-Canadian dollar-denominated	418,071	150,744	568,815	66	163,538	405,277
Total	$596,087	$264,256	$860,343	100%	$290,413	$569,930

						October 31, 2020
Cash and central bank reserves	$94,640	$–	$94,640	11%	$1,689	$92,951
Canadian government obligations	39,008	83,258	122,266	14	80,934	41,332
NHA MBS	30,763	23	30,786	3	2,294	28,492
Obligations of provincial governments, public sector entities and multilateral development banks[4]	22,999	24,441	47,440	6	34,990	12,450
Corporate issuer obligations	11,310	2,841	14,151	1	2,331	11,820

Equities	13,146	2,618	15,764	2	8,248	7,516
Total Canadian dollar-denominated	211,866	113,181	325,047	37	130,486	194,561
Cash and central bank reserves	69,183	–	69,183	8	51	69,132
U.S. government obligations	82,701	53,755	136,456	15	53,585	82,871
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	74,131	9,566	83,697	9	21,495	62,202
Obligations of other sovereigns, public sector entities and multilateral development banks[4]	61,171	55,449	116,620	14	49,771	66,849
Corporate issuer obligations	78,238	2,108	80,346	9	8,297	72,049

Equities	31,258	38,684	69,942	8	36,716	33,226
Total non-Canadian dollar-denominated	396,682	159,562	556,244	63	169,915	386,329
Total	$608,548	$272,743	$881,291	100%	$300,401	$580,890

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Positions stated include gross asset values pertaining to securities financing transactions.
[3]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
[4]	Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches

TABLE 31:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	July 31 2021	October 31 2020
The Toronto-Dominion Bank (Parent)	$205,442	$230,369
Bank subsidiaries	347,527	334,308

Foreign branches	16,961	16,213
Total	$569,930	$580,890

Summary of Deposit Funding

TABLE 39:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	July 31 2021	October 31 2020
P&C deposits – Canadian Retail	$509,023	$471,543
P&C deposits – U.S. Retail	465,894	477,738
Total	$974,917	$949,281

Summary of Remaining Contractual Maturity

TABLE 42:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at

	July 31, 2021
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$5,817	$–	$–	$–	$–	$–	$–	$–	$–	$5,817
Interest-bearing deposits with banks	165,405	335	104	–	–	–	–	–	1,699	167,543
Trading loans, securities, and other[1]	1,745	7,343	3,328	2,736	3,788	10,963	25,452	22,804	69,279	147,438
Non-trading financial assets at fair value through profit or loss	62	–	16	750	1,523	1,016	3,101	1,803	981	9,252
Derivatives	4,897	7,494	4,702	3,509	2,183	6,033	10,711	12,213	–	51,742
Financial assets designated at fair value through profit or loss	406	122	423	155	111	484	1,271	1,660	–	4,632
Financial assets at fair value through other comprehensive income	1,767	4,341	8,677	11,449	3,203	4,842	21,057	24,518	4,535	84,389
Debt securities at amortized cost, net of allowance for credit losses	2,440	5,119	6,495	6,649	4,899	20,951	77,714	126,045	(2)	250,310
Securities purchased under reverse repurchase agreements[2]	90,202	34,479	11,673	14,671	10,744	138	247	–	–	162,154
Loans
Residential mortgages	1,261	3,623	6,089	5,320	10,835	34,902	162,167	39,259	–	263,456
Consumer instalment and other personal	741	1,484	2,271	2,251	4,441	14,206	79,037	27,018	56,041	187,490
Credit card	–	–	–	–	–	–	–	–	30,692	30,692

Business and government	22,838	7,034	8,429	8,495	9,593	26,811	71,554	62,910	26,729	244,393

Total loans	24,840	12,141	16,789	16,066	24,869	75,919	312,758	129,187	113,462	726,031

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,811)	(6,811)

Loans, net of allowance for loan losses	24,840	12,141	16,789	16,066	24,869	75,919	312,758	129,187	106,651	719,220
Customers’ liability under acceptances	15,038	4,212	16	32	–	–	–	–	–	19,298
Investment in Schwab	–	–	–	–	–	–	–	–	11,231	11,231
Goodwill[3]	–	–	–	–	–	–	–	–	16,341	16,341
Other intangibles[3]	–	–	–	–	–	–	–	–	2,140	2,140
Land, buildings, equipment, and other depreciable assets[3]	–	2	2	2	5	19	336	3,894	4,993	9,253
Deferred tax assets	–	–	–	–	–	–	–	–	2,036	2,036
Amounts receivable from brokers, dealers, and clients	23,262	–	–	–	–	–	–	–	–	23,262

Other assets	3,107	997	602	1,830	405	81	135	65	9,813	17,035
Total assets	$338,988	$76,585	$52,827	$57,849	$51,730	$120,446	$452,782	$322,189	$229,697	$1,703,093

Liabilities
Trading deposits	$3,061	$5,405	$7,352	$2,886	$3,247	$2,652	$3,627	$1,215	$–	$29,445
Derivatives	4,865	6,307	4,773	2,889	2,365	6,328	11,287	13,901	–	52,715
Securitization liabilities at fair value	–	344	628	1,022	510	2,197	6,208	2,724	–	13,633
Financial liabilities designated at fair value through profit or loss	21,013	18,734	14,110	16,773	20,733	980	3	9	–	92,355
Deposits[4,5]
Personal	7,334	10,176	9,192	8,810	7,317	9,277	7,339	29	567,064	626,538
Banks	9,666	1,040	486	103	74	2	2	4	14,261	25,638

Business and government	16,430	15,261	9,159	7,255	5,524	27,079	35,468	3,970	346,359	466,505

Total deposits	33,430	26,477	18,837	16,168	12,915	36,358	42,809	4,003	927,684	1,118,681
Acceptances	15,038	4,212	16	32	–	–	–	–	–	19,298
Obligations related to securities sold short[1]	697	1,659	1,204	650	749	3,524	13,238	13,214	1,788	36,723
Obligations related to securities sold under repurchase agreements[2]	119,070	26,321	5,653	3,238	1,553	24	4	–	–	155,863
Securitization liabilities at amortized cost	–	405	341	418	473	2,016	8,364	3,255	–	15,272
Amounts payable to brokers, dealers, and clients	23,866	–	–	–	–	–	–	–	–	23,866
Insurance-related liabilities	164	283	420	420	441	989	1,710	937	2,371	7,735
Other liabilities	7,205	2,214	2,027	588	253	2,001	965	4,979	6,065	26,297

Subordinated notes and debentures	–	–	–	–	–	–	200	11,103	–	11,303

Equity	–	–	–	–	–	–	–	–	99,907	99,907
Total liabilities and equity	$228,409	$92,361	$55,361	$45,084	$43,239	$57,069	$88,415	$55,340	$1,037,815	$1,703,093
Off-balance sheet commitments
Credit and liquidity commitments[6,7]	$13,666	$20,691	$20,224	$19,422	$19,861	$39,435	$113,451	$3,750	$1,338	$251,838
Other commitments[8]	67	149	239	144	246	604	864	888	–	3,201

Unconsolidated structured entity commitments	–	2,180	1,916	20	–	–	–	–	–	4,116
Total off-balance sheet commitments	$13,733	$23,020	$22,379	$19,586	$20,107	$40,039	$114,315	$4,638	$1,338	$259,155

[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[3]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[4]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[5]

Includes $30 billion of covered bonds with remaining contractual maturities of $4 billion in ‘over 1 months to 3 months’, $3 billion in ‘over 3 months to 6 months’, $2 billion in ‘over 6 months to 9 months’, $4 billion in ‘over 9 months to 1 year’, $8 billion in ‘over 1 to 2 years’, $7 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

[6]	Includes $312 million in commitments to extend credit to private equity investments.
[7]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[8]	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.

TABLE 42: REMAINING CONTRACTUAL MATURITY (continued)

(millions of Canadian dollars)	As at
	October 31, 2020
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$6,437	$8	$–	$–	$–	$–	$–	$–	$–	$6,445
Interest-bearing deposits with banks	161,326	656	–	–	–	–	–	–	2,167	164,149
Trading loans, securities, and other[1]	4,363	6,920	7,866	6,913	3,867	9,732	23,624	27,554	57,479	148,318
Non-trading financial assets at fair value through profit or loss	80	–	600	2,271	69	1,430	1,425	1,879	794	8,548
Derivatives	5,299	7,167	4,554	2,810	2,525	6,314	10,004	15,569	–	54,242
Financial assets designated at fair value through profit or loss	820	183	631	234	107	930	1,253	581	–	4,739
Financial assets at fair value through other comprehensive income	2,501	2,799	8,490	6,101	4,886	25,305	23,667	26,957	2,579	103,285
Debt securities at amortized cost, net of allowance for credit losses	6,444	23,449	16,052	5,855	5,498	12,386	62,145	95,852	(2)	227,679
Securities purchased under reverse repurchase agreements[2]	98,721	30,246	23,879	11,776	4,204	29	307	–	–	169,162
Loans
Residential mortgages	472	2,845	7,286	9,994	10,481	38,182	138,912	44,047	–	252,219
Consumer instalment and other personal	706	1,423	3,437	3,941	3,893	14,594	68,961	28,038	60,467	185,460
Credit card	–	–	–	–	–	–	–	–	32,334	32,334

Business and government	27,193	4,938	8,973	11,653	8,672	35,439	70,478	65,144	23,309	255,799

Total loans	28,371	9,206	19,696	25,588	23,046	88,215	278,351	137,229	116,110	725,812

Allowance for loan losses	–	–	–	–	–	–	–	–	(8,289)	(8,289)

Loans, net of allowance for loan losses	28,371	9,206	19,696	25,588	23,046	88,215	278,351	137,229	107,821	717,523
Customers’ liability under acceptances	12,699	2,036	204	2	–	–	–	–	–	14,941
Investment in Schwab	–	–	–	–	–	–	–	–	12,174	12,174
Goodwill[3]	–	–	–	–	–	–	–	–	17,148	17,148
Other intangibles[3]	–	–	–	–	–	–	–	–	2,125	2,125
Land, buildings, equipment, and other depreciable assets[3,4]	–	1	6	91	9	29	299	4,384	5,317	10,136
Deferred tax assets	–	–	–	–	–	–	–	–	2,444	2,444
Amounts receivable from brokers, dealers, and clients	33,951	–	–	–	–	–	–	–	–	33,951

Other assets	3,521	1,060	643	2,783	470	150	125	171	9,933	18,856
Total assets	$364,533	$83,731	$82,621	$64,424	$44,681	$144,520	$401,200	$310,176	$219,979	$1,715,865
Liabilities
Trading deposits	$1,802	$2,429	$2,065	$3,057	$1,639	$3,510	$3,455	$1,220	$–	$19,177
Derivatives	4,718	6,783	3,997	1,917	2,012	5,438	11,084	17,254	–	53,203
Securitization liabilities at fair value	–	608	243	652	345	2,495	6,706	2,669	–	13,718
Financial liabilities designated at fair value through profit or loss	18,654	7,290	12,563	15,892	5,251	–	4	11	–	59,665
Deposits[5,6]
Personal	6,240	8,996	9,139	9,550	7,288	10,095	7,923	37	565,932	625,200
Banks	12,870	1,592	313	56	28	–	4	5	14,101	28,969

Business and government	25,387	24,703	24,841	15,274	7,214	14,378	52,852	3,386	313,129	481,164

Total deposits	44,497	35,291	34,293	24,880	14,530	24,473	60,779	3,428	893,162	1,135,333
Acceptances	12,699	2,036	204	2	–	–	–	–	–	14,941
Obligations related to securities sold short[1]	698	1,095	993	823	707	4,888	9,789	14,986	1,020	34,999
Obligations related to securities sold under repurchase agreements[2]	122,433	23,944	30,879	1,791	4,952	4,873	4	–	–	188,876
Securitization liabilities at amortized cost	–	1,055	221	422	404	1,642	8,799	3,225	–	15,768
Amounts payable to brokers, dealers, and clients	35,143	–	–	–	–	–	–	–	–	35,143
Insurance-related liabilities	306	350	382	316	305	963	1,676	1,033	2,259	7,590

Other liabilities[4]	7,672	3,630	1,744	701	1,048	1,304	1,402	5,633	7,342	30,476

Subordinated notes and debentures	–	–	–	–	–	–	200	11,277	–	11,477
Equity	–	–	–	–	–	–	–	–	95,499	95,499
Total liabilities and equity	$248,622	$84,511	$87,584	$50,453	$31,193	$49,586	$103,898	$60,736	$999,282	$1,715,865
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$19,568	$23,526	$25,918	$20,089	$14,289	$43,760	$107,951	$4,343	$1,309	$260,753
Other commitments[9]	77	169	183	188	165	657	875	553	–	2,867

Unconsolidated structured entity commitments	903	342	1,367	227	408	–	–	–	–	3,247
Total off-balance sheet commitments	$20,548	$24,037	$27,468	$20,504	$14,862	$44,417	$108,826	$4,896	$1,309	$266,867
[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[3]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[4]

Upon adoption of Leases (IFRS 16), right-of-use assets recognized are included in ‘Land, buildings, equipment, and other depreciable assets’ and lease liabilities recognized are included in ‘Other liabilities’.

[5]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[6]

Includes $41 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over 1 months to 3 months’, $3 billion in ‘over 3 months to 6 months’, $5 billion in ‘over 6 months to 9 months’, $4 billion in ‘over 9 months to 1 year’, $9 billion in ‘over 1 to 2 years’, $16 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

[7]	Includes $290 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[9]	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.